SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due from related parties, Total	$ 1,286	$ 1,282	$ 1,283
Due to related parties, Total	1,347,019	1,853,263	1,526,557
Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due from related parties, Total	1,286	1,282	1,283
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to related parties, Total	$ 1,347,019	$ 1,853,263	$ 1,526,557